Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	2 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended							0 Months Ended	1 Months Ended		2 Months Ended	8 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 01, 2010 Rio das Ostras FPSO unit [Member]	Dec. 31, 2011 Rio das Ostras FPSO unit [Member]	Mar. 08, 2011 OPCO [Member]	Mar. 08, 2011 OPCO [Member]	Aug. 02, 2011 Peary Spirit [Member]	Dec. 31, 2013 Peary Spirit [Member]	Dec. 31, 2012 Peary Spirit [Member]	Dec. 31, 2011 Peary Spirit [Member]	Oct. 01, 2011 Scott Spirit [Member]	Oct. 01, 2013 Scott Spirit [Member]	Oct. 01, 2012 Scott Spirit [Member]	Dec. 31, 2013 Scott Spirit [Member]	Dec. 31, 2012 Scott Spirit [Member]	Dec. 31, 2011 Scott Spirit [Member]	Dec. 31, 2013 Scott Spirit [Member] Contingent consideration [Member]	Dec. 31, 2012 Scott Spirit [Member] Contingent consideration [Member]	Oct. 01, 2012 Scott Spirit [Member] Contingent consideration [Member]	Dec. 31, 2011 Scott Spirit [Member] Contingent consideration [Member]	May 02, 2013 Voyageur Spirit [Member]	May 31, 2013 Voyageur Spirit [Member]	Feb. 28, 2013 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Contract	Dec. 31, 2013 Voyageur Spirit [Member]	Dec. 31, 2012 Voyageur Spirit [Member]	Dec. 31, 2011 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member] Adjusted [Member]
Related Party Transaction [Line Items]
Entity acquired, purchase price				$ 157,700,000				$ 134,500,000				$ 116,000,000																		$ 540,000,000
Entity acquired, working capital				12,400,000
Upgrade costs, which is reflected as a capital contribution			2,000,000		2,000,000
Percentage of ownership in acquired entity after acquisition			49.00%			49.00%	49.00%															100.00%			100.00%	100.00%	100.00%
Portion of Purchase price paid in cash	286,645,000		60,683,000			175,000,000		37,700,000			37,729,000	23,000,000					22,954,000					270,000,000	270,000,000		150,000,000		234,125,000
Distributions made by acquired entity to non-controlling interest before acquisition							15,000,000
Private placement, common units issued						7,600,000
General partner's interest	2.00%					2.00%
Percentage of ownership in acquired entity after acquisition						100.00%	100.00%
Historical book value of interest in acquired entity						128,000,000	128,000,000	32,200,000
Excess purchase price over net carrying value	44,268,000	(2,794,000)				258,300,000		5,500,000				35,600,000
Entity acquired, purchase price of loan due to parent								96,800,000							93,300,000							230,000,000
Debt converted to equity			36,905,000					36,905,000				34,500,000
Purchase price adjustment maximum															12,000,000
Repayment of portion of liability by partnership													6,000,000	5,900,000				6,000,000	5,870,000	5,870,000
Outstanding liability due to affiliates																5,681,000			5,681,000		10,894,000
Number of years following acquisition purchase price is subject to adjustment															Two years
Liabilities assumed on business combination														2,600,000								230,000,000			230,000,000
Fair value of interest rate swap														(34,600,000)
Vessel operating expenses	344,128,000	317,576,000	307,960,000														100,000
General and administrative expenses	44,473,000	34,581,000	37,133,000														100,000
Interest expense	450,000	392,000	316,000														300,000
Realized and unrealized gains (losses) on non designated derivative instrument	(34,820,000)	26,349,000	159,744,000														12,200,000
Acquired VOC Equipment Price		12,848,000
Operating lease arrangement period, lessor																										5 years
Additional fixed rate time charter contract period																										1 year	1 year
Maximum available contract extension options																										10
Partial prepayment to acquire entity																								150,000,000
Purchase price financed through the issuance of new units																						$ 40,000,000
Common units issued																						1,400,000